                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2010

                     If amended report check here: ______

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of February, 2011.

                                                 By: /s/ William M Lane
                                                 ______________________________
                                                 William M Lane, Vice President
                                                 for Torray LLC

Torray LLC

December 31, 2010

Item 1                     Item 2  Item 3     Item 4   Item 5            Item 6            Item 7             Item 8
                           Title               Fair                      Invest                         Voting Authority
                             of    CUSIP      Market   Total   --------------------------          ---------------------------
Name of Issuer             Class   Number     Value    Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------             ------ --------- ---------- ------- ------- --------- -------- -------- -------- ---------- -------
AT&T Inc.................. common 00206R102 15,174,770 516,500    X                         All    492,500      0      24,000
Abbott Laboratories....... common 002824100 11,523,409 240,522    X                         All    228,822      0      11,700
American Express
  Company................. common 025816109 11,041,084 257,248    X                         All    244,123      0      13,125
Adobe Systems............. common 00724F101  1,886,045  61,275    X                         All     61,275      0           0
Altria Group.............. common 02209S103    364,376  14,800    X                         All     14,800      0           0
America Movil............. common 02364W105  2,266,077  39,520    X                         All     39,520      0           0
American Tower............ common 029912201  3,780,564  73,210    X                         All     73,210      0           0
Amphenol.................. common 032095101  2,810,535  53,250    X                         All     53,250      0           0
Apple Computer............ common 037833100  3,507,517  10,874    X                         All     10,874      0           0
Applied Materials, Inc.... common 038222105 12,934,093 920,576    X                         All    878,519      0      42,057
Automatic Data
  Processing, Inc......... common 053015103 12,365,831 267,196    X                         All    253,596      0      13,600
Baxter International
  Inc..................... common 071813109 12,059,456 238,235    X                         All    228,535      0       9,700
Becton, Dickinson and
  Company................. common 075887109 13,578,138 160,650    X                         All    151,350      0       9,300
Berkshire Hathaway B...... common 084670702  2,287,221  28,551    X                         All     28,551      0           0
Boardwalk Pipeline
  Partners................ common 096627104    311,300  10,000    X                         All     10,000      0           0
CVS Caremark.............. common 126650100  1,596,465  45,915    X                         All     45,915      0           0
The Chubb Corporation..... common 171232101 13,192,368 221,200    X                         All    209,900      0      11,300
Cintas Corporation........ common 172908105 14,777,307 528,516    X                         All    503,316      0      25,200
Cisco Systems, Inc........ common 17275R102 14,593,194 721,364    X                         All    689,564      0      31,800
Colgate-Palmolive
  Company................. common 194162103 13,488,095 167,825    X                         All    160,725      0       7,100
ConocoPhillips............ common 20825C104    875,085  12,850    X                         All     12,850      0           0
Core Laboratories......... common N22717107  1,843,335  20,700    X                         All     20,700      0           0
Danaher................... common 235851102  3,059,446  64,860    X                         All     64,860      0           0
du Pont (E.I.) de Nemours
  and Company............. common 263534109 15,667,308 314,100    X                         All    295,500      0      18,600
EMC Corporation........... common 268648102 15,882,661 693,566    X                         All    657,432      0      36,134
EOG Resources............. common 26875P101  2,335,343  25,548    X                         All     25,548      0           0
Enbridge.................. common 29250N105  3,306,450  58,625    X                         All     58,625      0           0
Enbridge Energy
  Partners................ common 29250R106    358,685   5,750    X                         All      5,750      0           0
Enterprise Products
  Prtnrs.................. common 293792107    416,100  10,000    X                         All     10,000      0           0
Fiserv.................... common 337738108  2,096,448  35,800    X                         All     35,800      0           0
Franklin Resources........ common 354613101  2,039,258  18,337    X                         All     18,337      0           0
Frontier
  Communications.......... common 35906A108    291,900  30,000    X                         All     30,000      0           0
Gannett Co., Inc.......... common 364730101  7,012,655 464,722    X                         All    440,922      0      23,800
General Dynamics
  Corporation............. common 369550108 11,488,424 161,900    X                         All    152,200      0       9,700

Torray LLC

December 31, 2010

Item 1                    Item 2  Item 3     Item 4   Item 5            Item 6            Item 7             Item 8
                          Title               Fair                      Invest                         Voting Authority
                            of    CUSIP      Market   Total   --------------------------          ---------------------------
Name of Issuer            Class   Number     Value    Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------            ------ --------- ---------- ------- ------- --------- -------- -------- -------- ---------- -------
General Electric
  Company................ common 369604103 12,980,943 709,729    X                         All    676,149      0      33,580
Gilead Sciences.......... common 375558103  2,324,796  64,150    X                         All     64,150      0           0
Global Payments.......... common 37940x102  1,575,068  34,085    X                         All     34,085      0           0
Intel Corporation........ common 458140100 13,218,407 628,550    X                         All    596,550      0      32,000
IBM Corporation.......... common 459200101 15,545,553 105,925    X                         All    100,425      0       5,500
JP Morgan Chase.......... common 46625H100  1,828,514  43,105    X                         All     43,105      0           0
Johnson & Johnson........ common 478160104 16,810,335 271,792    X                         All    260,131      0      11,661
Kinder Morgan Energy
  LP..................... common 494550106    351,300   5,000    X                         All      5,000      0           0
Kraft Foods Inc.......... common 50075N104 15,868,436 503,600    X                         All    474,900      0      28,700
Loews Corporation........ common 540424108 17,351,915 445,950    X                         All    424,650      0      21,300
Lubrizol................. common 549271104  1,755,504  16,425    X                         All     16,425      0           0
Marsh & McLennan
  Companies, Inc......... common 571748102 16,555,054 605,525    X                         All    574,052      0      31,473
The McGraw-Hill
  Companies, Inc......... common 580645109 14,316,194 393,194    X                         All    372,794      0      20,400
Merck.................... common 58933Y105    672,146  18,650    X                         All     18,650      0           0
MICROS Systems........... common 594901100  2,103,526  47,960    X                         All     47,960      0           0
Natural Resources
  Prtnrs................. common 63900P103    332,000  10,000    X                         All     10,000      0           0
Nike..................... common 654106103  1,892,907  22,160    X                         All     22,160      0           0
Novo Nordisk............. common 670100205  2,157,404  19,165    X                         All     19,165      0           0
Oracle................... common 68389X105  1,869,236  59,720    X                         All     59,720      0           0
PepsiCo.................. common 713448108  2,494,299  38,180    X                         All     38,180      0           0
Philip Morris............ common 718172109    743,331  12,700    X                         All     12,700      0           0
Plains All Amer Pipeline
  LP..................... common 726503105    313,950   5,000    X                         All      5,000      0           0
Potlatch................. common 737630103    292,950   9,000    X                         All      9,000      0           0
Praxair.................. common 74005P104  1,877,131  19,662    X                         All     19,662      0           0
The Procter & Gamble
  Company................ common 742718109 10,804,995 167,962    X                         All    159,162      0       8,800
Progress Energy.......... common 743263105    339,144   7,800    X                         All      7,800      0           0
Qiagen................... common N72482107    362,222  18,528    X                         All     18,528      0           0
Schlumberger Limited..... common 806857108    388,275   4,650    X                         All      4,650      0           0
Sysco Corporation........ common 871829107  8,617,140 293,100    X                         All    277,800      0      15,300
3M Company............... common 88579Y101 12,202,820 141,400    X                         All    133,500      0       7,900
United Technologies...... common 913017109  2,957,904  37,575    X                         All     37,575      0           0
UnitedHealth Group
  Incorporated........... common 91324P102 15,560,666 430,924    X                         All    408,224      0      22,700
VF Corp.................. common 918204108  1,939,912  22,510    X                         All     22,510      0           0
Verizon Communications
  Inc.................... common 92343V104    357,800  10,000    X                         All     10,000      0           0

Torray LLC

December 31, 2010

Item 1                Item 2   Item 3     Item 4    Item 5            Item 6            Item 7             Item 8
                                           Fair                       Invest                         Voting Authority
                      Title    CUSIP      Market    Total   --------------------------          ---------------------------
Name of Issuer       of Class  Number     Value     Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole (b) Shared (c)None
--------------       -------- --------- ----------- ------- ------- --------- -------- -------- -------- ---------- -------
Visa................  common  92826C839   2,277,356  32,358    X                         All     32,358      0           0
Voyager Oil and Gas.  common  92911K100     140,675  26,051    X                         All     26,051      0           0
Wellpoint, Inc......  common  94973V107  12,552,982 220,770    X                         All    209,370      0      11,400
Wells Fargo &
  Company...........  common  949746101  13,945,500 450,000    X                         All    426,800      0      23,200
The Western Union
  Company...........  common  959802109  16,308,174 878,200    X                         All    832,700      0      45,500
XL Capital A........  common  g98255105     302,207  13,850    X                         All     13,850      0           0
Standard&Poors......  common  78462F103   1,667,194  13,258    X                         All     13,258      0           0
                                        -----------
                                        476,166,807
                                        ===========